Intangible Assets - Commitments for technological developments (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Software or computer programs
Disclosure of detailed information about intangible assets [line items]
Amount of Commitment	$ 7,151	$ 11,806